CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
	2018	2017
Cash and cash equivalents
Cash and Banks	1,878	5,121
Time deposits	4,953	32
Mutual funds	60	1,354
Other investments at fair value	—	10
Total cash and cash equivalents	6,891	6,517
Investments
Current
Government bonds at fair value	727	50
Government bonds at amortized cost	519	3
Mutual funds	2	109
Other investments at amortized cost	123	—
Total current investments	1,371	162
Non- current
Government bonds at amortized cost	4,627	—
Investments in associates (*)	967	735
2003 Telecommunications Fund	1	—
Total non-current investments	5,595	735

(*) Information on Investments in associates is detailed below:

Schedule of information of investments in associates (*)

			Percentage of capital
			stock owned and	Valuation as of	Valuation as of
Companies	Main activity	Country	voting rights	12.31.2018	12.31.2017
Ver T.V. S.A. (1)	Cable televisión station	Argentina	49.00	592	428
Teledifusora San Miguel Arcángel S.A. (1) (2) (3)	Cable televisión station	Argentina	50.10	226	161
La Capital Cable S.A. (2)	Closed-circuit television	Argentina	50.00	143	137
Other minor investments in associates at equity method				6	9
Total				967	735

(1)	Data about the issuer arise from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS.

Schedule of earnings information in associates

	Years ended December 31,
	2018	2017	2016
Ver T.V. S.A.	142	247	120
Teledifusora San Miguel Arcángel S.A.	72	68	55
La Capital Cable S.A.	22	38	46
Total	236	353	221

Schedule of changes in assets/liabilities components

	December 31,
	2018	2017	2016
Net decrease (increase) in assets
Trade receivables	(4,092)	(406)	(164)
Other receivables	(894)	(737)	346
Inventories	(11)	30	15
	(4,997)	(1,113)	197
Net increase (decrease) in liabilities
Trade payables	885	363	598
Salaries and social security payables	283	362	(98)
Taxes payables	(2,030)	(1,425)	(1,606)
Other liabilities and Provisions	(2,329)	(735)	(248)
	(3,191)	(1,435)	(1,354)

Schedule of main non-cash operating transactions

Offsetting of dividends receivable with financial debt	5	12	—

Schedule of main financing activities components

Bank overdrafts	2,176	—	—
Bank loans	25,593	1,229	15,305
By purchase of equipment	—	—	—
Companies under section 33 - Law No. 19,550 and related parties	—	35	—
Total financial debt proceeds	27,769	1,264	15,305
Notes	(3,905)	—	—
Bank loans	(335)	(1,622)	(12,679)
By purchase of equipment	(272)	—	—
Companies under section 33 - Law No. 19,550 and related parties	—	(1)	—
Total payment of debt	(4,512)	(1,623)	(12,679)
Bank overdrafts	(94)	—	—
Notes - Interests and related expenses	(1,509)	—	—
Bank loans - Interests and related expenses	(2,388)	(1,264)	(1,890)
By NDF, purchase of equipment and others	267	(27)	56
Companies under section 33 - Law No. 19,550 and related parties	—	(1)	—
Total payment of interest and related expenses	(3,724)	(1,292)	(1,834)

Schedule of additional information required by IAS 7

					Exchange
					differences
	Balances				and currency	Balances
	as of	Incorporation by			translation	as of
	December 31,	merger	Cash		adjustments and	December 31,
	2017	(Note 4.a)	Flows (a)	Accrued interests	Others (b)	2018
Bank overdrafts	—	199	2,176	—	(99)	2,276
Bank loans - principal	287	12,097	25,258	—	9,563	47,205
Notes - principal	13,767	3,186	(3,905)	—	5,783	18,831
NDF	—	25	(44)	119	—	100
By purchase of equipment	1,943	—	(256)	35	357	2,079
Companies under section 33 - Law No. 19,550 and related parties	6	—	—	—	(6)	—
Accrued interests and related expenses	6	2,597	(4,100)	4,395	5,923	8,821
Total current and non-current financial debt (Note 13)	16,009	18,104	19,129	4,549	21,521	79,312

(a)	Correspond to $27,769 of debt proceeds, $4,512 of principal payments, $3,724 of interest and related expenses payments and (404) that were reclassified to Other receivables.
(b)	Includes (5) that were offset with dividends receivable.